UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices)   (Zip Code)

Thomas P. Dupree, Sr.
DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington KY 40507
(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2009

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
79.81% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding	5.000%	11/01/2024	A3	$150,000	$146,032
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	Baa1/A*	75,000	71,288
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	225,000	224,840
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	497,635
AL State Board Education Bishop State Community College	4.600	01/01/2021	A2	100,000	98,389
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A2	450,000	456,336
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	A2/AA-*	50,000	51,775
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A2/A*	150,000	146,255
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Baa1/A*	50,000	50,438
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Baa1/A*	170,000	162,863
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Baa1/A*	130,000	122,361
Alexander City AL Warrants	4.700	05/01/2021	Baa1/AA-*	200,000	181,554
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa3/AA+*	260,000	261,243
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2027	Aa3/AAA*/AAA@	300,000	306,432
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa2/AA+*	295,000	301,930
Birmingham AL General Obligation - Series A	5.125	11/01/2022	Aa3/AA*/AA-@	100,000	105,799
Birmingham AL Warrants Parking Improvement Series C	5.000	04/01/2031	Aa3/AA*/AA-@	140,000	139,076
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	169,780
Daphne AL Warrants	5.000	04/01/2023	A1/A+*	250,000	256,528
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	Baa1/AA-*/A@	260,000	244,400
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AAA*/AAA@	190,000	197,680
Enterprise AL Water General Obligation	5.000	10/01/2019	Baa1/A*	55,000	58,698
Enterprise AL Water General Obligation	5.000	10/01/2023	Baa1/A*	450,000	464,171
Gadsden AL Warrants - Series B	4.600	08/01/2022	Baa1	100,000	99,305
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	A2	200,000	177,780
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	A1/AA-*	35,000	35,470
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aa3/AAA*/AAA@	250,000	252,153
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aa1/AAA*	200,000	204,058
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	A2/AA*	100,000	85,316
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa2/AA*	375,000	383,179
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	NR	20,000	15,041
Huntsville AL Public Educational Building	6.050	06/01/2020	NR	150,000	93,683
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa2/AAA*/AAA@	300,000	300,636
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Baa1/AA-*	30,000	28,713
Lee County AL School Warrants	5.000	02/01/2018	A1	100,000	104,601
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	A1	75,000	77,153
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Baa1	275,000	263,362
Linden AL Warrants	5.250	06/01/2023	BBB+*	25,000	25,092
Madison AL Refunding Warrants	5.000	04/01/2021	Aa3/AAA*/AAA@	200,000	213,576
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa2/AAA*	400,000	405,500
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A2	35,000	35,042
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aa3/AA-*	50,000	52,312
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa3/AAA*/AAA@	250,000	257,598
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa3/AA-*	150,000	149,597
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	A2	100,000	99,152
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	A2/A*	250,000	240,918
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	A+*	200,000	201,274
Roanoke AL Warrants	4.450	05/01/2020	Baa1/A*	150,000	152,544
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AAA*/AAA@	50,000	50,409
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	A2/A+*	300,000	296,103
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa1	100,000	83,174
Trussville AL Warrants	4.800	10/01/2021	A1	85,000	86,583
Tuscaloosa AL Warrants	5.150	07/01/2026	Aa2/AA+*	250,000	257,470
University of AL General Revenue - Series A	5.000	07/01/2034	Aa3/AA-*/AA-@	350,000	350,613
University of AL General Revenue Series A	5.000	07/01/2028	Aa3/AA-*/AA-@	325,000	328,517
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	A1	370,000	378,621
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AAA*/AAA@	300,000	315,093
					10,815,141
GENERAL OBLIGATION BONDS
7.45% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa2/AA*	30,000	31,004
AL State - Series B	5.000	06/01/2021	Aa2/AA*	30,000	30,571
AL State - Series A	4.625	09/01/2022	Aa2/AA*	100,000	103,851
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	43,728
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	14,938
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	611,517
Tuscaloosa AL Warrants Series A	5.000	10/15/2034	Aa2/AA+*	175,000	173,747
					1,009,356

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION & BUILDING
4.34% of Net Assets
AL State Public School & College Authority Capital	5.000	12/01/2025	Aa2/AA*/AAA@	$450,000	$463,689
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	A2	120,000	124,487
					588,176
LEASE REVENUE BONDS
1.84% of Net Assets
University of Alabama General Revenue Series A	5.000	07/01/2034	Aa3/AA-*	250,000	249,623
					249,623
PUBLIC FACILITIES REVENUE BONDS
1.53% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa2/AA*	190,000	196,802
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,094
					206,896
PREREFUNDED BONDS
1.07% of Net Assets
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,477
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Baa1/A*	30,000	32,978
Phenix City AL School Warrants	5.450	08/01/2016	Baa1/A+*	10,000	10,789
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	A3	10,000	10,781
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aa3/AA-*	25,000	25,641
University AL University Revenue Hospital - Series A	5.400	09/01/2013	AA*	50,000	53,668
					144,334
INDUSTRIAL REVENUE BONDS
.72% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	76,817
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BB-*	25,000	21,354
					98,171
ESCROWED TO MATURITY BONDS
.63% of Net Assets
Montgomery AL Baptist Medical Center Special Care	5.000	11/15/2029	AA-*	85,000	85,918
					85,918
HOSPITAL AND HEALTHCARE REVENUE BONDS
.37% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050%	03/01/2018	A2	50,000	49,750
					49,750
MUNICIPAL UTILITY REVENUE BONDS
.15% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,137
					20,137
Total Investments (cost $13,572,250)(See (a) below for further explanation) 97.91% of Net Assets					$13,267,502
* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$101,507
Unrealized depreciation	(406,255)
Net unrealized depreciation	$(304,748)

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of March 31, 2009 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		13,267,502
Level 3	Significant Unobservable Inputs		---
$13,267,502

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.  The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
66.78% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3	$ 1,240,000	$ 1,302,012
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	A2	1,290,000	1,353,778
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3/AAA@	3,085,000	3,172,984
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	A2/A-*/AA@	9,595,000	9,024,002
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3/AAA@	4,070,000	4,187,460
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3/AAA@	4,265,000	4,362,711
Boone County KY Water - Florence	5.000	12/01/2015	A2	1,000,000	1,058,760
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	A2	1,805,000	1,894,907
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	A2	1,900,000	1,958,748
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	A2	2,100,000	2,151,009
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3/A-*	5,330,000	4,968,040
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3/AAA@	2,440,000	2,508,271
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,730,499
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa3/AA*	2,395,000	2,480,669
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3/AA*	4,175,000	4,303,799
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa3/AA*	4,385,000	4,492,783
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aa3/AAA*/AAA@	1,000,000	1,074,950
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3/AAA@	980,000	991,544
Carter County KY Detention Center	5.125	05/01/2029	Aa3/AAA@	960,000	983,789
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A2/AA-*	1,580,000	1,645,333
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aa3/AA-*	2,285,000	2,369,865
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,252,386
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa3/AAA*/AAA@	7,340,000	7,601,304
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa3/AAA*/AAA@	4,100,000	4,192,906
Franklin County School Building Revenue	4.750	05/01/2027	Aa3/AAA@	3,570,000	3,561,254
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Baa1/AA-*	490,000	490,157
Greater KY Housing Assistance Corporation - Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,342,806
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,195,000	1,202,684
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,231,963
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	A3/A+*	3,450,000	3,452,691
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	A3/A+*	4,520,000	4,521,085
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa1/AA-*	8,675,000	8,657,130
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa3/AAA*/AAA@	3,770,000	3,793,826
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aa3/AAA*/AAA@	1,000,000	1,019,230
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aa3/AAA*/AAA@	2,000,000	2,033,860
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa3/AAA*/AAA@	2,500,000	2,521,400
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa3/AAA*/AAA@	7,545,000	7,556,016
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa3/AAA*/AAA@	5,025,000	5,125,601
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Baa1/AA-*/A-@	2,940,000	2,956,523
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aaa/AA-*	3,000,000	2,974,560
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,242,341
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,618,596
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,794,967
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/AA-*/AA-@	2,000,000	2,114,720
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/AA-*/AA-@	5,600,000	5,792,472
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/AA-*/AA-@	5,880,000	6,019,003
KY Asset Liability Commission	5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,016,200
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA*/AA-@	6,000,000	6,732,360
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa3/AA-*/AA-@	1,765,000	1,989,879
Ky Asset Liability Commission University of Ky	5.000	10/01/2024	Aa3/AA-*	5,445,000	5,631,655
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2026	Aa3/AA-*	6,090,000	6,203,944
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2023	Aa3/AA-*	8,075,000	8,401,795
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2024	Aa3/AA-*	7,405,000	7,674,986
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2025	Aa3/AA-*	3,700,000	3,788,578
KY Economic Development Finance Authority - Ashland Hospital	5.000	02/01/2018	Aa3/AAA*/AAA@	1,500,000	1,507,305
KY Development Finance Authority - St Claire Medical	5.875	09/01/2013	A*	2,000,000	2,002,860
KY Development Finance Authority - St Claire Medical	5.625	09/01/2021	A*	2,500,000	2,468,025
KY Development Finance Authority - Methodist Hospital	5.625	02/01/2017	A*	6,500,000	6,444,685
KY Economic Development Finance Authority - Christian Care	5.375	11/20/2035	AAA*	1,805,000	1,813,628
KY Economic Development Authority - Louisville Arena	6.000	12/01/2033	Aa2/AAA*	1,000,000	1,016,810
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,348,764
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,015,040
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	967,040
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,532,267
KY State Property & Building #93	5.250	02/01/2029	Aa2/AAA*/AAA@	5,000,000	5,084,150
KY State Property & Building #73	5.000	11/01/2021	Aa3/AAA*/AAA@	1,000,000	1,031,350
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*/AA-@	3,000,000	3,187,110
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/AA-@	1,400,000	1,548,092
KY State Property & Building #83	5.000	10/01/2013	Aa3/A+*/AA-@	610,000	669,890
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	5,000,000	5,462,700
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/AA-@	17,750,000	19,331,703
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/AA@	24,220,000	26,405,128
KY State Property & Building #88	4.750	11/01/2027	Aa3/AA-*/AA-@	4,000,000	3,851,560
KY State Property & Building #73	5.500	11/01/2017	Aa3/AAA*/AAA@	1,000,000	1,076,550

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #73	5.000%	11/01/2019	Aaa/AAA*/AAA@	$ 1,360,000	$ 1,416,916
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,375,761
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/AA-@	10,000,000	10,812,600
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA-*/AA-@	17,500,000	18,422,950
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*/AA-@	1,665,000	1,737,894
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*/AA-@	5,175,000	5,269,547
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*/AA-@	4,000,000	4,031,040
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*/AA-@	1,355,000	1,371,910
KY State Property & Building #89	5.000	11/01/2025	Aa3/AAA*/AAA@	5,000,000	5,149,450
KY State Property & Building #89	5.000	11/01/2026	Aa3/AAA*/AAA@	5,000,000	5,018,650
KY State Property & Building #89	5.000	11/01/2027	Aa3/AAA*/AAA@	4,900,000	4,882,164
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA-*/AA-@	2,940,000	3,283,921
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA-*/AA-@	1,000,000	1,105,320
KY State Property & Building #81	5.000	11/01/2017	A1/A+*/AA-@	2,060,000	2,163,886
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/AA-@	1,720,000	1,789,127
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/AA-@	2,385,000	2,471,742
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/AA-@	3,560,000	3,668,509
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/AA-@	3,930,000	3,987,653
KY State Turnpike Economic Development	5.150	07/01/2019	Aa3/AAA*/AAA@	1,000,000	1,047,950
KY State Turnpike Economic Development	5.000	07/01/2022	Aa3/AA+*/AA-@	1,625,000	1,701,164
KY State Turnpike Economic Development	5.000	07/01/2023	Aa3/AA+*/AA-@	4,325,000	4,491,469
KY State Turnpike Economic Development	5.000	07/01/2024	Aa3/AA+*/AA-@	3,770,000	3,890,075
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*/AA-@	2,000,000	2,047,240
KY State Turnpike Economic Development	5.000	07/01/2026	Aa3/AA+@/AA-*	4,720,000	4,823,226
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,118,311
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3/AAA@	1,000,000	1,002,620
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3/AAA@	1,755,000	1,828,605
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3/AAA@	1,930,000	1,990,062
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	A2/AA-*/A+@	3,270,000	3,328,598
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	A2/AA-*/A+@	3,230,000	3,256,777
Louisville & Jefferson County KY Metropolitan Sewer	5.500	05/15/2034	Baa1/AA-*/A+@	3,645,000	3,707,585
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AAA*/AAA@	2,855,000	3,008,542
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AAA*/AAA@	2,990,000	3,122,726
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AAA*/AAA@	3,135,000	3,251,873
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA*/AAA@	3,285,000	3,373,629
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AAA*/AAA@	10,000,000	10,205,400
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	AA-*/A+@	2,500,000	2,525,150
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	AA*/A+@	10,425,000	10,143,421
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	A2/AA-*	7,000,000	7,272,860
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa2/AAA*	5,185,000	5,353,409
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aa3/AAA*/AAA@	2,655,000	2,850,780
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AAA*/AAA@	2,340,000	2,390,193
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AAA*/AAA@	2,250,000	2,282,918
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AAA*/AAA@	1,490,000	1,499,864
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	Baa1/A*	2,030,000	2,066,479
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aa2/AA+*	7,165,000	7,499,247
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,740,000	4,870,350
Louisville KY Parking Authority - River City First Mortgage	5.000	12/01/2017	A1/AA-*	1,000,000	1,000,840
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aa3/AAA@	695,000	723,565
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,458,044
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aa3	1,655,000	1,691,940
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aa3	1,725,000	1,765,055
McCracken County KY School District Finance Corportion	5.000	07/01/2022	Aa3	4,000,000	4,108,240
McCreary County KY Courthouse & Public Square Corporation	5.400	09/01/2020	Baa1/A*	1,550,000	1,593,881
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3/AAA@	1,130,000	1,159,098
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3/AAA@	2,505,000	2,549,013
Northern KY University Certificate of Participation	4.900	12/01/2021	A3	2,725,000	2,770,508
Northern KY University Certificate of Participation	5.000	12/01/2024	A3	2,000,000	2,015,840
Northern KY Water District	4.750	02/01/2019	A2	1,000,000	1,019,580
Northern KY Water District	5.000	02/01/2020	A2	3,080,000	3,159,064
Northern KY Water District	5.000	02/01/2021	A2	2,635,000	2,691,310
Northern KY Water District	4.125	02/01/2021	A2	1,380,000	1,294,192
Northern KY Water District	4.500	02/01/2022	A2	1,385,000	1,336,428
Northern KY Water District	6.000	02/01/2028	Aa3/AAA@	1,010,000	1,092,335
Northern KY Water District	6.000	02/01/2031	Aa3/AAA@	1,000,000	1,072,230
Northern KY Water District	6.500	02/01/2033	Aa3/AAA@	1,585,000	1,757,955
Pike County KY Mortgage Revenue - Phelps Regional Health	5.350	09/20/2012	AAA*	90,000	91,012
Radcliff KY Mortgage Revenue - Lincoln Trail Care	5.650	01/20/2019	AAA*	2,810,000	2,818,233
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,889,197
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3/AAA@	1,000,000	1,037,750
Taylor County Detention Facility	4.750	09/01/2027	Baa1	2,110,000	1,712,793
					521,007,114
LEASE REVENUE BONDS
10.06% of Net Assets
Trigg County KY School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,717,000

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
March 31, 2009

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Market Value
Boone County KY School District Finance Corporation		5.000%	08/01/2019	Aa3	$ 1,040,000	$ 1,091,854
Boone County KY School District Finance Corporation		5.000	02/01/2022	Aa3	3,000,000	3,112,800
Bullitt County KY School District Finance Corporation		5.000	07/01/2021	Aa3	1,000,000	1,033,240
Danville KY Multi-City Lease Campbellsville Water & Sewer		3.500	07/01/2012	Baa1	1,585,000	1,591,720
Davies County KY School District Finance Corporation		5.000	06/01/2021	Aa3	1,155,000	1,208,915
Green County KY School District Finance Corporation		5.000	04/01/2021	Aa3	1,085,000	1,126,718
Greenup County KY School District Finance Corporation		4.650	03/01/2021	Aa3	1,650,000	1,716,017
Hopkins County KY School District Finance Corporation		5.125	06/01/2019	Aa3	4,120,000	4,324,764
Kenton County School District Finance Corporation		5.000	02/01/2029	Aa3	3,270,000	3,241,322
KY Area Development Districts Financing Lease - Ewing		5.600	06/01/2022	AA*	1,055,000	1,093,149
KY Area Development Districts Financing Lease - Ewing		5.350	12/01/2022	AA*	2,560,000	2,645,350
KY Area Development Districts Financing Lease - Ewing		5.400	12/01/2021	AA*	710,000	735,233
KY Area Development Districts Financing Lease - Ewing		5.400	12/01/2021	AA*	1,095,000	1,129,985
KY Area Development Districts Financing Lease - Ewing		4.700	06/01/2024	AA*	2,625,000	2,652,536
KY Interlocal Transportation Equipment Lease Revenue		6.000	12/01/2020	Aa3/A+*	400,000	400,724
KY Infrastructure Authority - Series A		5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,020,910
KY Infrasturcture Authority - Series E		5.000	06/01/2017	Aa3/A+*	1,035,000	1,047,120
KY State Property & Building #68		5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,570,095
KY State Property & Building #68		5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,719,560
KY State Property & Building #73		5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,637,460
KY State Property & Building #90		5.375	11/01/2023	Aa3/A+*/AA-@	1,000,000	1,057,880
KY State Property & Building #90		5.500	11/01/2028	Aa3/A+*/AA-@	19,080,000	19,695,712
KY State Turnpike Economic Development		5.000	07/01/2025	Aa3/AA+*/AA-@	2,925,000	3,018,805
Martin County KY School District Finance Corporation		5.375	09/01/2020	Aa3	1,100,000	1,140,249
Montgomery County KY School District Finance Corporation		4.375	04/01/2023	Aa3	3,105,000	3,111,210
Oldham County KY School District Finance Corporation		5.000	12/01/2021	Aa3	2,090,000	2,172,367
Pendleton County KY Multi-County Lease Revenue	^^	6.400	03/01/2019	A*	3,000,000	3,415,710
Pike County School District Finance Corporation		5.000	09/01/2016	Aa3	1,850,000	1,919,153
Pike County KY School District Finance Corporation		5.100	09/01/2020	Aa3	1,000,000	1,036,630
Scott County KY School District		5.000	03/01/2021	Aa3	1,240,000	1,291,088
Whitley County KY School Finance		4.800	02/01/2021	Aa3	800,000	831,952
						78,507,228
PREREFUNDED BONDS
7.22% of Net Assets
KY Economic Development Finance Authority - Catholic Health		5.500	09/01/2014	Aa2/AA@	1,375,000	1,519,568
KY Development Finance Authority - Catholic Health		5.750	12/01/2015	Aa2	2,000,000	2,138,920
KY Development Finance Authority - Catholic Health		5.250	09/01/2021	Aa2/AA@	2,000,000	2,198,380
KY State Property & Building #85		5.000	08/01/2020	Aa3/AAA*/AAA@	5,760,000	6,649,459
KY State Property & Building #85		5.000	08/01/2022	Aa3/AAA*/AAA@	8,200,000	9,466,244
KY State Property & Building #85		5.000	08/01/2023	Aa3/AAA*/AAA@	7,500,000	8,658,150
KY State Property & Building #85		5.000	08/01/2024	Aa3/AAA*/AAA@	13,300,000	15,353,786
KY State Property & Building #85		5.000	08/01/2025	Aa3/AAA*/AAA@	2,500,000	2,886,050
KY State Property & Building #77		5.250	08/01/2015	AAA*/AA-@	1,140,000	1,310,407
Knox County General Obligation		5.625	06/01/2036	NR	2,490,000	2,986,979
University of Kentucky Housing and Dining		4.400	06/01/2017	Aa3/AAA@	2,815,000	3,130,224
						56,298,167
ESCROWED TO MATURITY BONDS
5.36% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc		5.700	11/01/2009	Ba1	1,000,000	1,026,300
Danville KY Multi-City Lease Revenue - Hopkinsville		6.875	06/01/2012	Baa1	1,220,000	1,317,283
Jefferson County KY Health Facilities - Alliant Health		5.125	10/01/2018	AA*	33,000,000	33,367,950
Jefferson County KY Health Facilities - Alliant Health		5.125	10/01/2017	Baa1/AA-*	4,980,000	5,019,491
KY Development Finance Authority - Norton Health		6.125	10/01/2010	NR	1,035,000	1,061,103
						41,792,127
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.80% of Net Assets
KY Housing Corporation		4.850	01/01/2024	Aaa/AAA*	7,380,000	7,421,623
KY Housing Corporation		4.950	01/01/2033	Aaa/AAA*	6,280,000	5,856,037
KY Housing Corporation		4.750	07/01/2032	Aaa/AAA*	1,265,000	1,144,319
KY Housing Corporation - Series E		4.875	07/01/2023	Aaa/AAA*	1,535,000	1,530,978
KY Housing Corporation - Series E		5.375	07/01/2033	Aaa/AAA*	2,175,000	2,150,096
KY Housing Corporation		4.900	07/01/2028	Aaa/AAA*	2,000,000	1,929,760
KY Housing Corporation		5.000	07/01/2033	Aaa/AAA*	1,900,000	1,795,291
						21,828,104
MUNICIPAL UTILITY REVENUE BONDS
1.53% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue		5.375	02/01/2020	AA-*	1,140,000	1,190,023
Louisville & Jefferson County KY Waterworks & Water System		5.000	11/15/2031	Aa1/AA+*	10,695,000	10,781,950
						11,971,973
PUBLIC FACILITIES REVENUE BONDS
1.46% of Net Assets
Bardstown KY Combined Utilities Revenue		5.000	12/01/2018	NR	1,510,000	1,562,775
Boone County KY Public Property Corporation - AOC Judicial		5.000	09/01/2019	Aa3	1,000,000	1,056,430
Boone County KY Public Property Corporation - Judicial Facility		5.125	09/01/2022	Aa3	1,750,000	1,822,380
Danville KY Multi-City Lease Revenue - Mt Sterling		5.000	09/01/2011	NR	260,000	260,424

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Turnpike Economic Development	5.000%	07/01/2027	Aa3/AA+*/AA-@	$ 2,580,000	$ 2,616,043
KY State Turnpike Economic Development	5.000	07/01/2028	Aa3/AA+*/AA-@	1,460,000	1,466,322
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3/AA*	2,500,000	2,609,200
					11,393,574
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.26% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A3/A+*	535,000	535,947
KY Development Finance Authority - Baptist Heathcare System	5.375	08/15/2024	Aa3/AA-@	1,205,000	1,223,593
KY Development Finance Authority - Green River	6.000	11/01/2010	Aa1	695,000	695,855
KY Development Finance Authority - Norton Health	6.125	10/01/2010	Baa1/A-@	2,075,000	2,122,767
KY Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,001,390
Madison County KY Industrial Building Revenue - McCready Manor	5.500	06/01/2020	A*	1,785,000	1,824,092
Pike County KY Mortgage Revenue - Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,439,188
					9,842,832
GENERAL OBLIGATION BONDS
1.12% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,040,020
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,343,522
Jefferson County KY - Series A	4.900	12/01/2018	Aa2/AA+*	1,605,000	1,641,305
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,799,253
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA+*	1,775,000	1,876,992
					8,701,092
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.70% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,222,149
Louisville & Jefferson County - Papa Johns Stadium	4.750	03/01/2028	Aa3/AA-*	3,250,000	3,217,848
					5,439,997
CERTIFICATES OF PARTICIPATION BONDS
.29% of Net Assets
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,105,000	1,127,100
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,152,600
					2,279,700

Total Investments (cost $762,574,627)(See (a) below for further explanation) 98.58% of Net Assets					$ 769,061,908

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.
^^ On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$16,048,666
Unrealized depreciation	(9,561,385)
Net unrealized appreciation	$6,487,281

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of March 31, 2009 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	769,061,908
Level 3	Significant Unobservable Inputs	---
$ 769,061,908

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models.
Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
55.08% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	A2	$ 505,000	$ 534,729
Eastern KY University Consolidated Education Building	4.300	05/01/2009	A2/AA-*	500,000	501,335
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	A2	1,050,000	1,067,535
Kentucky Asset Liability Project Notes	5.000	09/01/2017	Aa3/AA-*/AA-@	1,000,000	1,124,010
KY Asset Liability Project Notes	5.000	09/01/2013	Aa3/AA*/AA-@	865,000	966,387
KY Asset Liability Project Notes	5.000	09/01/2016	Aa3/AA*/AA-@	2,000,000	2,214,180
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa3/AA-*	1,250,000	1,393,513
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa1/AA*	300,000	318,504
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*/AA-@	3,000,000	3,162,180
KY State Property & Building #69	5.000	08/01/2009	Aa3/AAA*/AAA@	1,620,000	1,640,882
KY State Property & Building #82	5.250	10/01/2013	Aa3/AAA*/AAA@	400,000	447,084
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,100,000	2,352,147
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,114,470
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/AA-@	1,000,000	1,081,260
KY State Property & Building #74	5.375	02/01/2011	Aa3/AAA*/AAA@	1,005,000	1,078,556
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/AA-@	1,750,000	1,891,050
KY State Property & Building #89	5.000	11/01/2014	Aa3/AAA*/AAA@	1,000,000	1,119,540
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa3/AA+*/AA-@	2,570,000	2,853,034
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aa3	1,025,000	1,025,533
Oldham County School Building Corporation	4.375	06/01/2018	Aa3/AAA@	2,570,000	2,726,539
Paducah Electric Plant	3.000	10/01/2014	Aa2/AAA@	750,000	754,928
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	840,146
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,410,731
Western KY University	3.000	09/01/2014	Aa2/AAA*	1,000,000	999,980
					32,618,253
LEASE REVENUE BONDS
16.55% of Net Assets
KY Area Development District Financing - City of Ewing	5.100	06/01/2010	AA*	560,000	571,038
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	AA*	1,000,000	1,040,840
KY Infractructure Authority - Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,083,460
KY Infrastructure Authority - Series A	5.250	06/01/2014	Aa3/A+*/AA-@	1,240,000	1,302,050
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,336,182
KY State Property & Building #94	5.000	05/01/2014	Aa3/A+*/AA-@	1,000,000	1,096,580
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	817,598
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	553,500
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	494,670
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	507,595
					9,803,513
PREREFUNDED BONDS
9.13% of Net Assets
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2010	Aa2	2,100,000	2,234,904
KY Economic Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2	2,000,000	2,138,920
KY Development Finance Authority - Norton Health	5.850	10/01/2015	AA*	885,000	1,034,432
					5,408,256
GENERAL OBLIGATION BONDS
4.74% of Net Assets
Jefferson County KY General Obligation	5.500	08/15/2010	Aa2/AA+*	2,635,000	2,804,404
					2,804,404
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.80% of Net Assets
KY Housing Corporation - Series E	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,496,070
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	754,230
					2,250,300
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.70% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	258,363
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,031,960
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	Baa1/A-@	300,000	306,906
					1,597,229
MUNICIPAL UTILITY REVENUE BONDS
1.77% of Net Assets
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA+*	1,000,000	1,049,700
					1,049,700

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS
1.33% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750%	03/01/2015	Aa3	$ 770,000	$ 787,687
					787,687
ESCROWED TO MATURITY BONDS
1.13% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Ba1	500,000	513,150
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	NR	150,000	153,782
					666,932

Total Investments (cost $55,163,172)(See (a) below for further explanation) 96.23% of Net Assets					$ 56,986,274

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$ 1,994,950
Unrealized depreciation	(171,848)
Net unrealized appreciation	$ 1,823,102

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	56,986,274
Level 3	Significant Unobservable Inputs	---
$ 56,986,274

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
March 31, 2009

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
82.69% of Net Assets
De Soto County MS School District		4.500%	04/01/2016	Aa3/AAA@	$ 30,000	$ 31,499
Gautier MS Utility District Utility System Revenue		5.125	03/01/2018	NR*	75,000	77,090
Hinds County MS Revenue Refunding-MS Methodist Hospital		5.600	05/01/2012	Baa1/A*	20,000	20,924
Jackson MS Municipal Airport Authority		5.000	10/01/2031	A3/A-@	320,000	303,443
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	Baa1/A*	120,000	133,184
MS Business Finance Corporation MS Pollution Control Revenue		4.600	04/01/2022	Baa1/A*/BBB+@	100,000	96,209
MS Development Bank Special Obligation Capital Project	^^	5.000	07/01/2031	Baa1/A*	75,000	67,460
MS Development Bank Special Obligation Meridian Community		5.500	07/01/2016	Baa1/A*	30,000	30,040
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	A1/AA-*	125,000	125,518
MS Development Bank Special Obligation Multi-Purpose		5.000	07/01/2021	Aa3/AAA*/AAA@	50,000	51,258
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2025	Aa3/AAA*/AAA@	100,000	101,559
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2029	Aa3/AAA*/AAA@	60,000	59,542
MS Development Bank Special Obligation Horn Lake		5.000	10/01/2020	Baa1/A*	50,000	51,430
MS Development Bank Special Obligation Lee County School		4.500	09/01/2021	A3	100,000	100,784
MS Development Bank Special Obligation Southaven Water		5.000	03/01/2025	Baa1/A*	325,000	328,159
MS Development Bank Special Obligation Hinds College		5.125	10/01/2028	Aa2	100,000	102,076
MS Development Bank Special Obligation Capital Projects	^^	5.875	07/01/2024	Baa1/A*	55,000	55,131
MS Development Bank Special Obligation Capital Projects		5.000	07/01/2024	BAA1/A*	370,000	334,358
MS Development Bank Special Obligation Combination		5.000	07/01/2018	Aa3/AAA*/AAA@	100,000	105,107
MS Home Corporation Single Family Mortgage - Series E-1		5.050	12/01/2028	Aaa	95,000	93,943
MS Development Bank Special Obligation Municipal Energy		5.000	03/01/2031	Baa2	100,000	83,413
MS Development Bank Special Obligation Covington Hospital		5.000	07/01/2027	Baa1/A*	150,000	123,906
MS Development Special Obligation Madison County Highway		5.000	01/01/2027	A1/AA-*	100,000	99,526
MS Development Bank Special Obligation City of Jackson		5.000	03/01/2022	A1/AA-*	200,000	207,564
MS Development Bank Special Obligation Hinds Community		5.000	10/01/2026	Aa2	85,000	86,882
MS Developement Bank Special Obligation Jones County College		5.100	03/01/2028	AAA*	55,000	56,157
MS State Refunding Notes Projects - Series C		5.000	12/01/2022	Aa3/AA*/AA@	200,000	211,830
MS State University Educational Building Corporate Revenue		5.500	08/01/2014	Aa3	75,000	80,260
MS State University Educational Building Corporate Revenue		5.000	08/01/2024	Aa3/AA-*	350,000	357,592
Olive Branch MS Public Improvement		4.125	06/01/2022	A1	100,000	96,396
Olive Branch MS Water & Sewer Revenue		4.500	03/01/2014	Aa3/AAA@	30,000	31,595
Pearl River County MS Certificate of Participation		4.500	04/01/2021	Baa1	200,000	205,672
University Southern MS Education Building - Series A		5.000	03/01/2022	Aa3/AAA@	100,000	105,184
						4,014,691
GENERAL OBLIGATION BONDS
9.62% of Net Assets
Hinds County MS School District		4.750	03/01/2015	NR	50,000	50,625
Jackson MS Redevelopment Authority Urban Renewal Revenue		5.600	11/01/2021	A2	20,000	20,644
MS Development Bank Special Obligation Public Improvement		4.750	12/01/2019	A-*	145,000	144,870
MS State General Obligation		5.100	11/15/2012	Aa3/AA*/AA@	10,000	11,182
MS State Refunding - Series A		5.250	11/01/2019	Aa3/AA*/AA@	200,000	229,392
Richland MS Tax Increment		5.600	06/01/2013	NR	10,000	10,532
						467,245
PREREFUNDED BONDS
2.46% of Net Assets
MS Development Bank Special Obligation Adams County Juvenile		5.900	07/01/2017	A*	10,000	10,127
MS Development Bank Special Obligation Natchez Convention		5.800	07/01/2019	Baa1/A*	25,000	29,406
MS Development Bank Special Obligation Gulfport Combined Water		5.500	07/01/2015	Aa3/AAA*/AAA@	10,000	11,517
MS Development Bank Special Obligation Desoto County		5.900	07/01/2021	Baa1/A*	5,000	5,529
MS Development Bank Special Obligation Rankin County		5.400	07/01/2014	Aa3/AAA*/AAA@	10,000	10,588
Ms Development BK Special Obligation Culkin Water District		5.800	07/01/2018	Baa1/A*	25,000	25,315
Southern MS University Educational Building Corporation		5.750	03/01/2021	Baa1	10,000	11,004
Walnut Grove MS Correctional Authority Certificate of Participation		6.000	11/01/2019	Baa1/A*	15,000	15,764
						119,250
ESCROWED TO MATURITY BONDS
1.14% of Net Assets
Harrison County MS Wastewater Management District		5.000	02/01/2015	Baa1/AAA*	25,000	28,254
MS Gulf Coast Regional Wastewater Treatment Facilities		7.000	07/01/2012	NR*	25,000	27,310
						55,564
Total Investments (cost $4,7516,471) (See (a) below for further explanation) 95.91% of Net Assets						$ 4,656,750

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.
^^ On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
March 31, 2009

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$81,473
Unrealized depreciation	(176,194)
Net unrealized depreciation	$(94,721)

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2009 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	4,656,750
Level 3	Significant Unobservable Inputs	---
$ 4,656,750

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models.
Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
72.28% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa3/AA-*	$ 1,000,000	$ 992,680
Burke County NC Certificate of Participation	5.000	04/01/2023	Aa3/A*	1,000,000	1,023,100
Cabarrus County NC Certificate of Participation Installment	5.000	06/01/2025	Aa3/AAA*/AAA@	1,000,000	1,037,150
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Baa1	500,000	495,565
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/AA-*/A+@	1,000,000	1,044,150
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2026	A1/A+*/A+@	1,000,000	991,930
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	997,710
Cumberland County NC Certificate of Participation Civic Center	5.000	12/01/2018	Baa1/A*	500,000	505,560
Dare County NC Utility System Revenue	5.250	06/01/2018	A2/AA-*/A+@	250,000	255,190
Dare County NC Certificate of Participation	5.125	06/01/2018	A1/A+*/A+@	500,000	523,590
Davie County NC Public School & Community College Facility	5.000	06/01/2023	A2/A*	1,000,000	1,026,580
Davie County NC Public School & Community College Facility	5.000	06/01/2025	A2/A*	1,690,000	1,703,030
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aa3/AAA*/AAA@	675,000	718,592
Henderson County NC Certificate of Participation	5.000	05/01/2025	A1/A+*/A+@	1,000,000	1,006,730
Iredell County NC Certificate of Participation Public Facility	5.250	10/01/2020	A1/AA-@	1,000,000	1,058,610
Iredell County NC Certificate of Participation School Project	5.000	06/01/2024	A1/AA-*	1,000,000	1,025,350
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AAA*/AAA@	500,000	488,080
Lee County NC Certificate of Participation	5.000	04/01/2025	Aa3/AAA*/AAA@	550,000	561,633
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	100,095
Montgomery County NC Certificate of Participation Series A	5.000	02/01/2030	Baa1/A*	1,680,000	1,680,958
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/AA-*/A+@	1,175,000	1,166,470
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aa2/AA-*/AA-@	1,000,000	1,036,830
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	BBB+*	600,000	560,352
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	BBB+*	630,000	518,307
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AAA*/AAA@	2,000,000	1,918,560
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1	150,000	150,269
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/AA-*	1,000,000	1,039,260
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1/A*	1,000,000	1,067,160
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Baa1/A*/BBB+@	1,000,000	966,290
NC Eastern Municipal Power Agency Series B	6.000	01/01/2022	Aa2/AAA+/AAA@	750,000	826,718
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/AA-*/A@	1,000,000	1,029,010
NC Infrastructure Finance Corporation Certificate of Participation	5.000	02/01/2024	Aa1/AAA*/AAA@	1,000,000	1,043,370
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	Baa1/A*	500,000	473,005
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	A1/A+*/A+@	500,000	500,410
NC Medical Care Community Hospital Revenue - St Joseph	5.100	10/01/2014	Baa1/A*/AA@	5,000	5,010
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	Baa1/A*/BBB+@	50,000	50,047
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/AA-@	1,000,000	1,040,850
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	1,027,240
Randolph County NC Certificate of Participation	5.000	02/01/2027	A1	1,000,000	989,460
Rockingham County NC Certificate of Participation	5.000	04/01/2032	Aa2/AAA*	750,000	741,908
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aa3/AAA*/AAA@	1,250,000	1,315,800
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aa3/AAA*/AAA@	1,000,000	1,016,690
University of NC System Pool Revenue	5.000	04/01/2019	Aa3	1,000,000	1,060,720
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	AA-*	1,000,000	1,032,320
University of NC Wilmington Student Housing Project	5.000	06/01/2025	AA-*	580,000	574,884
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aa2	1,000,000	1,026,630
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aa3/AA*/AA-@	1,500,000	1,485,675
Wilmington NC Store Water Revenue	5.000	06/01/2028	A1/AA*	500,000	503,295
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aa2/AAA*/AAA@	780,000	823,462
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aa2/AAA*/AAA@	750,000	765,458
Wilson County Certificate of Participation Public Facility	5.000	05/01/2029	Aa2/AAA*/AAA@	1,355,000	1,359,404
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AAA@	500,000	513,515
					44,864,662
CERTIFICATES OF PARTICIPATION BONDS (Uninsured)
16.45% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	Aa3/AA*/AA-@	650,000	672,835
Charlotte NC Certificate of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,037,200
Charlotte NC Certificate of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,496,438
Charlotte NC Certificate of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	792,104
Charlotte NC Certificate of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,055,730
Forsyth County NC Certificate of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,054
Forsyth County NC Certificate of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	558,855
Mecklenburg County NC Certificate of Participation Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,030,170
Mecklenburg County NC Certificate of Participation Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	422,719
Mooresville NC Certificate of Participation	5.000	09/01/2032	AA-*	1,000,000	952,250
NC Infrastructure Finance Corporation Certificate of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,540,335
Winston Salem NC Certificate of Participation Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	645,927
					10,209,617

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
LEASE REVENUE BONDS
2.87% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500%	07/01/2028	Aa1/AAA*/AAA@	$ 750,000	$ 739,493
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa1/AA+*/AA+@	1,000,000	1,043,740
					1,783,233
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.76% of Net Assets
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/A+*/AA-@	1,000,000	1,022,120
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,581
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,253
					1,092,954
MUNICIPAL UTILITY REVENUE BONDS
1.60% of Net Assets
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	990,584
					990,584
PREREFUNDED BONDS
1.59% of Net Assets
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	BBB+*/BBB+@	805,000	987,180
					987,180
GENERAL OBLIGATION BONDS (Uninsured)
.92% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa3/AA*/AA@	225,000	233,757
Iredell County NC Community College	5.000	04/01/2027	Aa3/AA*/AA@	325,000	334,974
					568,731
ESCROWED TO MATURITY BONDS
.56% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	AA-@	325,000	348,852
					348,852
STATE AND LOCAL MORTGAGE REVENUE BONDS
.31% of Net Assets
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	25,000	25,003
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,004
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	35,000	35,394
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	NR	90,000	89,513
					189,914
Total Investments (cost $62,029,894) (See (a) below for further explanation) 98.34% of Net Assets					$ 61,035,727

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$448,585
Unrealized depreciation	(1,442,752)
Net unrealized depreciation	$(994,167)

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of March 31, 2009 the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	61,035,727
Level 3	Significant Unobservable Inputs	---
$ 61,035,727

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
63.78% of Net Assets
University NC System Pool Revenue	5.000%	10/01/2009	Baa1/AA-*	$ 50,000	$ 50,475
Union County NC Certificate of Participation	5.000	06/01/2020	Aa3/AA-*/AA-@	250,000	267,035
Union County NC Certificate of Participation	5.000	06/01/2012	Aa3/AA-*/AA-@	100,000	110,717
Pitt County NC Certificate of Participation School Facility	4.750	04/01/2010	Aa3/AAA*/AAA@	100,000	103,396
NC Medical Community Hospital Wayne Memorial	4.750	10/01/2011	A2	350,000	353,805
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/AA-*/A@	200,000	205,802
NC Municipal Power Agency Number 1 Catawba Electric	6.000	01/01/2010	A2/AA*/A@	200,000	206,542
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	BBB+*	25,000	25,060
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa2/AAA*/AAA@	250,000	266,210
NC Medical Care Community Hospital - Rowan Medical	5.250	09/01/2016	Aa3/AAA*/AAA@	1,100,000	1,187,439
North Carolina Medical Care Community Hospital - Chatham Memorial	3.625	10/01/2010	BBB+*	100,000	101,027
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	A1/AA-*/A+@	100,000	101,430
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	402,841
Lee County NC Certificate of Participation	5.000	04/01/2016	Aa3/AAA*/AAA@	215,000	233,370
Iredell County NC Certificate of Participation School Project	5.000	06/01/2018	A1/AA-*	425,000	461,151
Henderson County NC Certificates of Participation - Series A	5.250	05/01/2020	A1/A+*/A+@	300,000	315,921
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	A3/A*	635,000	686,384
Harnett County NC Certificate of Participation	5.250	12/01/2009	AAA*/AAA@	240,000	246,902
Greenville NC Certificate of Participation Public Facility	4.600	06/01/2011	A1/AA-*	100,000	100,478
Davie County NC Community College	4.000	06/01/2013	A2/A*	250,000	260,413
Charlotte NC Certificate of Participation	5.000	08/01/2012	Aa2/AA+*/AA@	1,000,000	1,108,880
Centennial Authority NC Hotel Tax Revenue Arena Project	5.000	09/01/2012	Aa3/AAA*/AAA@	100,000	101,298
Catawba County NC Certificate of Participation	5.250	06/01/2019	Aa3/AA-*	200,000	216,598
Catawba County NC Certificate of Participation	5.250	06/01/2018	Aa3	125,000	135,066
Catawba County Certificate of Participation	5.250	06/01/2016	Aa3	125,000	138,174
					7,386,414
CERTIFICATES OF PARTICIPATION BONDS (Uninsured)
12.55% of Net Assets
Pitt County NC Certificate of Participation Jail Facility	4.000	04/01/2013	A1/AA-*/AA-@	100,000	107,691
NC State Certificate of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	534,025
Durham NC Certificate of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	50,000	52,077
Charlotte NC Certificate of Participation	4.000	06/01/2012	Aa2/AA+*/AA@	50,000	53,498
Chapel Hill NC Certificate of Participation Operations Center	5.250	06/01/2019	Aa1/AA*	260,000	285,935
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	270,298
Cabarrus County NC Certificate of Participation	5.000	06/01/2014	Aa3/AA*/AA-@	135,000	150,150
					1,453,674
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.20% of Net Assets
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	102,180
NC Medical Care Community Hospital - Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	276,227
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AAA*/AAA@	200,000	215,494
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	148,637
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	207,426
					949,964
GENERAL OBLIGATION BONDS
6.39% of Net Assets
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	275,062
NC State Public Improvement General Obligation	4.500	03/01/2010	Aaa/AAA*/AAA@	150,000	155,169
NC Public School Building General Obligation	4.600	04/01/2011	Aaa/AAA*/AAA@	115,000	116,150
NC State Public School Building General Obligation	4.600	04/01/2010	Aaa/AAA*/AAA@	50,000	50,250
Mecklenburg County NC Refunding - Series A	5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	143,060
					739,691
LEASE REVENUE BONDS
4.13% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A-*/A@	125,000	131,525
Greensboro NC Enterprise System Revenue	5.000	06/01/2011	Aa2/AAA*/AA+@	250,000	270,870
Greensboro NC Enterprise System Revenue Combination	4.800	06/01/2012	Aa2/AAA*/AA+@	75,000	75,757
					478,152
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.79% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	207,622
					207,622

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.09% of Net Assets
NC Housing Financial Agency Home Ownership - Series 16B	4.125%	07/01/2012	Aa2/AA*	$ 120,000	$ 125,701
					125,701

Total Investments (cost $11,066,134) (See (a) below for further explanation) 97.93% of Net Assets					$11,341,218

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$275,084
Unrealized depreciation	0
Net unrealized appreciation	$275,084

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of March 31, 2009 the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	61,035,727
Level 3	Significant Unobservable Inputs	---
$ 61,035,727

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
61.83% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aa3/AA-*	$ 1,500,000	$ 1,514,190
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa3/AA-*	750,000	718,215
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,049,097
Blount County TN Building Authority Local Government	5.000	06/01/2032	A2	750,000	720,128
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aaa/AAA*/AAA@	1,000,000	1,020,820
Clarksville TN Electric System Revenue	5.000	09/01/2022	A1	1,065,000	1,088,441
Clarksville TN Electric System Revenue	5.000	09/01/2032	A1	1,250,000	1,158,888
Cleveland TN General Obligation - Series A	5.000	06/01/2027	A2	680,000	666,434
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	A1	1,000,000	1,014,780
Columbia TN Refunded - Sewer System	5.000	12/01/2024	A1	1,235,000	1,263,714
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	Baa1/A+*	1,000,000	1,024,200
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa2	2,540,000	2,601,290
Giles County TN	4.500	02/01/2018	A2	1,000,000	1,033,620
Greene County TN General Obligation - Series B	5.000	06/01/2024	Baa1	505,000	509,202
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2026	AA*	1,000,000	1,032,600
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AA*	740,000	744,359
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,419,236
Harpeth Valley Utilities TN Davidson & Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,416,052
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	A2/A*	200,000	207,596
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	A1	1,000,000	956,770
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/AA-*/BBB@	1,000,000	1,116,750
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	425,000	440,504
Kingsport TN Industrial Development Board Multifamily	5.700	04/20/2038	AAA*	1,000,000	1,007,070
Knox County TN Health Educational & Housing Facilities - Ft Sanders	6.250	01/01/2013	Baa1/AA-*	10,000	10,772
Knox County TN Health Educational & Housing - Covenant Healh	5.000	01/01/2022	Aa3/AAA*/AAA@	450,000	431,123
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	A2/AA-*	220,000	222,226
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aa3/AA*	1,550,000	1,579,931
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aa3/AA*	1,150,000	1,178,072
Marion County TN Schools	5.000	06/01/2025	A3	1,050,000	1,058,096
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa2/AA*/AA@	1,000,000	1,045,100
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa2/AA*/AA@	1,000,000	1,043,540
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	1,000,000	1,000,000
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,055,590
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa2/AA*/AA@	1,400,000	1,435,616
Montgomery County TN General Obligation	4.750	05/01/2020	Aa3	1,000,000	1,049,560
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	256,232
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	Baa1	1,000,000	1,069,320
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa2/AAA*	1,000,000	1,002,130
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa3/AAA@	1,435,000	1,439,018
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AAA*	1,000,000	1,004,900
Smith County TN General Obligation	5.000	04/01/2021	Baa1	720,000	767,858
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	AAA*	1,125,000	1,133,246
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	BBB+*/BBB+@	1,000,000	791,900
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	BBB+*/BBB+@	2,500,000	1,920,775
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	BBB+*/BBB+@	1,000,000	685,060
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa2/AAA*/AAA@	675,000	681,932
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa2/AA*/AA@	1,395,000	1,449,000
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa2/AA*/AA@	1,440,000	1,486,397
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	A2	2,460,000	2,329,374
White House Utility District TN Water & Sewer	5.000	01/01/2028	A2	1,235,000	1,218,636
White House Utility District TN Water & Sewer	5.000	01/01/2030	A2	2,505,000	2,420,055
					54,489,415
GENERAL OBLIGATION BONDS
12.98% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	829,508
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA+*/AA+@	1,430,000	1,614,384
Memphis TN General Improvement	5.000	05/01/2020	A1/AA*/A+@	2,000,000	2,086,940
Metro Government Nashville & Davidson County TN -Series B	5.000	08/01/2024	Aa2/AA*/AA@	1,500,000	1,572,075
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*/AA@	1,000,000	1,045,330
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	511,415
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aaa	750,000	812,798
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aaa	1,400,000	1,477,196
Williamson County TN General Obligation	5.000	05/01/2022	Aaa	1,400,000	1,485,750
					11,435,396
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.03% of Net Assets
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2016	BBB+*	2,500,000	2,058,325
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2019	BBB+*	1,660,000	1,271,012
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,625,218
					7,954,555

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE
5.25% of Net Assets
TN Housing Development Agency Homeownership Program	5.500%	07/01/2020	Aa2/AA*	$ 335,000	$ 337,017
TN Housing Development Agency	5.000	07/01/2028	Aa2/AA*/NR@	1,000,000	968,680
TN Housing Development Agency	5.400	07/01/2035	Aa2/AA*	750,000	744,728
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	230,000	233,291
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	2,310,000	2,344,950
					4,628,666
LEASE REVENUE BONDS
4.22% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	256,848
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa2/AA*	990,000	955,687
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa2/AA*/AA@	1,000,000	1,018,230
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa2/AA*/AA@	1,500,000	1,486,125
					3,716,890
PREREFUNDED BONDS
2.38% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A2/AA-*	2,000,000	2,020,480
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	AA-*	60,000	73,960
					2,094,440
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.93% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,700,102
					1,700,102
ESCROWED TO MATURITY BONDS
1.35% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	AAA*	5,000	5,447
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Baa1/AA*	1,000,000	1,011,250
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	175,000	175,040
					1,191,737

Total Investments (cost $90,473,538) (See (a) below for further explanation) 98.97% of Net Assets					$ 7,211,201

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$495,320
Unrealized depreciation	(3,757,658)
Net unrealized depreciation	$(3,262,338)

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of March 31, 2009 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	87,211,201
Level 3	Significant Unobservable Inputs	---
$ 87,211,201

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models.
Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
March 31, 2009

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
73.91% of Net Assets
Dickson County TN Refunding	5.000%	06/01/2015	A3	$ 140,000	$ 151,455
Johnson City TN Refunding	4.000	06/01/2015	AA-@	400,000	427,700
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa3/AAA*/AAA@	300,000	311,319
Kingsport TN Series B Water & Sewer	5.000	03/01/2013	A1	100,000	110,094
Knoxville TN Electric Revenue - Series V	4.750	07/01/2021	Aa3/AAA*/AAA@	275,000	283,665
Maury County TN School & Public Improvement	5.000	04/01/2016	A1	1,000,000	1,095,130
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	A1/AA-*/A@	500,000	558,555
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	A1/AA-*/A@	275,000	303,416
Memphis TN General Obligation General Improvement	5.000	10/01/2016	A1/AA*/A+@	450,000	490,077
Memphis TN Series A	5.000	04/01/2024	Aa3/AAA*/AAA@	200,000	208,840
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aa2/AA+*/AA@	1,200,000	1,308,648
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa3/AA-*	270,000	297,659
Metropolitan Nashville Airport Authority - Series A	4.500	07/01/2014	Aa2/AAA*	250,000	261,883
Sevier County TN Public Building Authority	4.000	03/01/2014	AAA*	100,000	104,444
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Baa1/AA-*	100,000	101,174
Shelby County Health Education	5.250	09/01/2020	Aa3/AAA*	400,000	424,532
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	BBB+*/BBB+@	335,000	335,586
Washington County TN Refunding School & Public Improvement	5.000	04/01/2015	Aa3	200,000	222,782
					6,996,959
GENERAL OBLIGATION BONDS
10.99% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA+*/AA@	500,000	531,710
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA+*	200,000	200,000
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	209,012
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	100,000
					1,040,722
LEASE REVENUE BONDS
8.84% of Net Assets
Chattanooga TN Electric Revenue - Series A	5.000	09/01/2021	AA*/AA@	400,000	435,372
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	400,000	401,620
					836,992
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.58% of Net Assets
TN Housing Development Agency - Series 1B	4.800	07/01/2024	Aa2/AA*	345,000	338,756
					338,756
MUNICIPAL UTILITY REVENUE BONDS
1.85% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	175,452
					175,452
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.09% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	103,195
					103,195

Total Investments (cost $9,257,543) (See (a) below for further explanation) 100.26% of Net Assets					$ 9,492,076

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$234,533
Unrealized depreciation	0
Net unrealized appreciation	$234,533

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
March 31, 2009

As of March 31, 2009 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$ ---
Level 2	Other Significant Observable Inputs	9,492,076
Level 3	Significant Unobservable Inputs	---
$9,492,076

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies -- 100%
March 31, 2009

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
47.62% of Net Assets
Federal Home Loan Banks Medium Term Note	5.550%	08/20/2018	Aaa/AAA*	$2,000,000	$2,064,653
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	606,788
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*	3,025,000	3,138,519
Federal Home Loan Banks Medium Term Note	5.000	01/22/2018	Aaa/AAA*	1,250,000	1,268,376
Federal Home Loan Banks Medium Term Note	5.250	02/22/2023	Aaa/AAA*	1,500,000	1,485,848
Federal Home Loan Banks Medium Term Note	5.550	06/19/2023	Aaa/AAA*	500,000	512,658
Federal Home Loan Banks Medium Term Note	5.000	12/17/2018	Aaa/AAA*	1,000,000	979,720
Federal Home Loan Banks Medium Term Note	4.500	03/26/2021	Aaa/AAA*AAA@	1,500,000	1,453,073
Federal Home Loan Banks Medium Term Note	4.250	04/09/2019	Aaa/AAA*/AAA@	500,000	489,686
					11,999,321
FEDERAL FARM CREDIT
19.15% of Net Assets
Federal Farm Credit Bank	4.750	03/04/2019	Aaa/AAA*	650,000	651,704
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,664,367
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	1,978,432
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	530,969
					4,825,472
FEDERAL HOME LOAN MORTGAGE
15.74% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	03/27/2018	Aaa/AAA*/AAA@	500,000	501,138
Federal Home Loan Mortgage Corporation	5.000	06/11/2021	AAA/AAA*/AAA@	500,000	492,474
Federal Home Loan Mortgage Corporation	5.000	04/15/2021	Aaa/AAA*/AAA@	3,000,000	2,973,969
					3,967,581
FEDERAL NATIONAL MORTGAGE ASSOCIATION
9.90% of Net Assets
Federal National Mortgage Association	5.750	04/12/2022	Aaa/AAA*/AAA@	500,000	512,041
Federal National Mortgage Association	5.000	06/30/2023	Aaa/AAA*/AAA@	500,000	490,654
Federal National Mortgage Association	5.100	08/20/2020	Aaa/AAA*/AAA@	1,000,000	997,608
Federal National Mortgage Association	5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	494,253
					2,494,556
STUDENT LOAN MARKETING ASSOCIATION
4.66% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,175,085
					1,175,085
INVESTMENT FUND
3.88% of Net Assets
US Bank U.S. Treasury Money Market Fund					978,401
					978,401

Total Investments (cost $23,842,848) (See (a) below for further explanation) 100.95% of Net Assets					$25,440,416

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$722,636
Unrealized depreciation	(103,470)
Net unrealized appreciation	$619,166

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies -- 100%
March 31, 2009

As of March 31, 2009 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$ 978,401
Level 2	Other Significant Observable Inputs	24,462,015
Level 3	Significant Unobservable Inputs	---
$ 25,440,416

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor's pricing models.
Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

Item 2. Controls and Procedures.

On April 30, 2009 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.  Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on April 30, 2009  the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective.  There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 3.  Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date:	05/06/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree
Thomas P. Dupree, Sr., President
Date:	05/06/2009

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date:	05/06/2009